STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDERS (DEFICIT)

Effective August 18, 2015, the Company completed a reverse split of the Company’s authorized, issued and outstanding common stock on the basis of one new share of common stock for each 2.4 shares of their authorized, issued and outstanding common stock prior to completion of the reverse split. In accordance with SAB Topic 4.C, the equity presentation has been retroactively applied to the presentation of these financial statements. See Note 14 – SUBSEQUENT EVENTS for additional details.

Description of Share Capital

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock having a par value of $0.0001 per share. The Company had no issued and outstanding shares of preferred stock as of June 30, 2015 and December 31, 2014, respectively. The Company’s board of directors has the ability to designate rights to its preferred stock. As of the date of these financial statements, the board has made no such designation.

Common Stock

The Company is authorized to issue 687,500,000 shares of common stock having a par value of $0.0001 per share. The Company had 34,383,109 and 15,903,948 issued and outstanding shares of common stock as of June 30, 2015 and December 31, 2014, respectively.

Investment in Epic Corp.

During the six months ended June 30, 2015, Epic Corp. settled a total of $250,000 notes payable by issued 634,458 shares of Epic Corp.’s common stock. These were subsequently exchanged for 467,582 shares of the Company’s common stock in connection with the closing of the Exchange Agreement. See Note 9 - NOTES PAYABLE for additional details.

During the six months ended June 30, 2015, Epic Corp. received $803,000 from 10 investors to purchase 4,737,670 shares of Epic Corp.’s common stock. These were subsequently exchanged for 3,491,564 shares of the Company’s common stock in connection with the closing of the Exchange Agreement.

Investment in Epic Stores Corp.

On June 24, 2015, in connection with the closing of the Exchange Agreement, the Company received $1,550,000 from 12 investors in exchange for 1,757,370 units of the Company. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

On June 24, 2015, in connection with the closing of the Exchange Agreement, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was converted into 874,103 units of the Company at a deemed conversion price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Dividends Paid and Declared

During the six months ended June 30, 2015, the Company declared $357,688 in dividends and paid $369,713 in dividends to shareholders. On May 21, 2015, the Company had declared and unpaid dividends totaling $74,687 due to former Class C Unit holders of Epic LLC. These unpaid dividends were settled through the issuance of an aggregate of 131,449 shares of common stock of Epic Corp. in connection with the contribution of the assets of Epic LLC to Epic Corp. These were subsequently exchanged for 96,875 shares of the Company’s common stock in connection with the closing of the Exchange Agreement.

Atlas Global, LLC

The interest of each member of Atlas is in the form of units. Atlas has a class of units designated as Class A Units, which represent capital interests. Each Class A Unit is subject to a resale restriction requiring that the member hold the unit for a minimum of one calendar year from the date of original issue. Atlas had 103 units issued and outstanding as of June 30, 2015 and December 31, 2014.

Subsequent to the year ending December 31, 2014, the Company converted Epic LLC into Epic Corp., a Nevada corporation. In accordance with ASC 505, the equity presentation has been retroactively applied to the presentation of these financial statements. (See Note 12 – SUBSEQUENT EVENTS for additional details.) A description of both the common stock of Epic Corp. and the members' equity of Epic LLC for the years ending December 31, 2014 and 2013 are discussed below. As of the date of these financial statements, all members' units have been surrendered in exchange for shares of common stock of Epic Corp.

Description of Share Capital of Epic Corp.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock having a par value of $0.001 per share. The Company had 21,579,916 and 15,433,455 issued and outstanding shares of common stock as of December 31, 2014 and December 31, 2013, respectively.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock having a par value of $0.001 per share. The Company had no issued and outstanding shares of preferred stock as of December 31, 2014 and December 31, 2013, respectively.

The Company's board of directors has the ability to designate rights to its preferred stock. As of the date of these financial statements, the board has made no such designation.

Description of Epic LLC Membership Interests prior to Contribution of Assets of Epic LLC to Epic Corp.

The membership interest of each member in the Company is in the form of units. The units are subdivided into four separate and distinct classes.

"Class A Units," represent common ownership and may received dividends if declared and after all preferred returns have been issued.

"Class B Units," represent preferred investments into the Company's stores that are entitled to receive priority dividends and a priority return if the Company were to sell substantially all of its assets.

"Class C Units," represent preferred investments into the Company's stores that are entitled to accrued priority dividends when declared and a priority return if the Company were to sell substantially all of its assets.

"Class D Units," represent preferred investments into the Company's stores that are entitled to receive priority dividends and a priority return if the Company were to sell substantially all of its assets.

All units were subject to a resale restrictions requiring that the member hold the unit for a minimum of one calendar year from the date of original issue.

The Company is authorized to issue a total of 300 Class A Units, 80 Class B Units, 20 Class C Units and 80 Class D Units. The Company's manager, with the approval of the holders of a majority of the Class A Units then issued and outstanding, may issue such units upon payment of a subscription price. The Company may issue fractional units.

The Company had 200 and 190 Class A Units issued and outstanding as of December 31, 2014 and 2013, respectively.

The Company had 7.5 and 18.6 Class B Units issued and outstanding as of December 31, 2014 and 2013, respectively.

The Company had 3.17 and 7.1 Class C Units issued and outstanding as of December 31, 2014 and 2013, respectively.

Investment in Epic LLC Units

During the year ending December 31, 2013, the Company received $1,500,00 from five investors to purchase 2,647,057 shares of the Company's common stock.

On December 31, 2013, two officers of the Company converted $47,000 of unpaid salaries into 82,941 shares of the Company's common stock.

During the year ending December 31, 2014, the Company received $3,231,112 from eight investors to purchase 5,700,001 shares of the Company's common stock.

On December 31, 2013, two officers of the Company converted $253,000 of unpaid salaries into 446,470 shares of the Company's $0.001 par value common stock.

Dividends Paid and Declared

Distribution rights of members units

If dividends were declared the order of distribution was:

a)	First, to the Class B members in proportion to and to the extent of their respective priority dividend, if any; and
b)	The balance, if any, to each Class A Members in proportion to such member's percentage interest.

During the year ended December 31, 2014, the Company declared and paid $113,042 in dividends.

During the year ended December 31, 2014, the Company declared $570,893 in dividends and paid $474,233 in dividends to share holder.

Atlas Global, LLC

The interest of each member of Atlas is in the form of units. Atlas has a class of units designated as Class A Units, which represent capital interests.  Each Class A Unit is subject to a resale restriction requiring that the member hold the unit for a minimum of one calendar year from the date of original issue.

Atlas had 100 units issued and outstanding as of December 31, 2014 and 2013.

Investment in Atlas Units

On December 31, 2014, a member contributed $20,000 to Atlas, but no additional units were issued as a result of the contribution.